Average Annual Total Returns - FidelityLargeCapGrowthIndexFund-PRO - FidelityLargeCapGrowthIndexFund-PRO - Fidelity Large Cap Growth Index Fund	Jun. 29, 2024
Fidelity Large Cap Growth Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	42.77%
Past 5 years	19.48%
Since Inception	16.88%	[1]
Fidelity Large Cap Growth Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	42.51%
Past 5 years	19.08%
Since Inception	16.50%	[1]
Fidelity Large Cap Growth Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	25.49%
Past 5 years	15.84%
Since Inception	14.00%	[1]
RS004
Average Annual Return:
Past 1 year	42.68%
Past 5 years	19.50%
Since Inception	16.93%

[1]	A From June 7, 2016 .